Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥) shares Purchase $ / shares	Dec. 31, 2021 shares	Jun. 30, 2022 USD ($) Purchase shares	Jun. 30, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance under 2019 Stock Incentive plan	2,407,091	2,407,091	2,407,091
Share options granted	2,833,547	2,403,660
Weighted average remaining contractual life of options outstanding	9 years 2 months 12 days	9 years 2 months 12 days
Number of shares issued	43,057,316		43,057,316
Other Payables and Accruals
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Amounts withheld from employees paychecks	¥ 0.2		$ 30
Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of share based payment on grant date | $ / shares	¥ 0.9
Fair value of share based payment on grant date at consolidation | $ / shares	¥ 1.57
Risk-free interest rate	2.50%
Expected volatility	60.00%
Dividend yield	0.00%
2019 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted		897,660
2021 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted	2,833,547	1,506,000
Additional shares available for issuance under the plan	2,753,800		2,753,800
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued at consolidation	121,080		121,080
Ordinary Shares | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued				210,682
Series C Preferred Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued	21,349,537		21,349,537
Series C Preferred Shares | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued	80,457		80,457
Number of shares issued at consolidation	46,232		46,232
2021 Employee Share Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance	600,000		600,000
Description of share-based payment arrangement	An offering has been made under the 2021 ESPP starting May 1, 2022 for the Section 423 component of the plan with the following key provisions: each offering period covers a 24-month period with each offering period providing four purchase periods, with implementation of consecutive overlapping offering periods, limitation on the number of shares, reset and look-back provisions, and other restrictions. As of June 30, 2022, no purchases have been made.
Number of purchases made | Purchase	0		0
Additional shares available for issuance under the plan	55,076		55,076